COMMITMENTS, CONTINGENCIES AND GUARANTEES - Schedule of Letters of Credit Issued (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Estimated contingent liabilities for letters of credit	$ 4,285	$ 2,792
Brookfield Renewable along with institutional partners
Disclosure of contingent liabilities [line items]
Estimated contingent liabilities for letters of credit	82	74
Brookfield Renewable's subsidiaries
Disclosure of contingent liabilities [line items]
Estimated contingent liabilities for letters of credit	$ 4,203	$ 2,718